SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Six months ended June 30,
	2024	2023

Risk free interest	4.35% - 4.56%	3.57% - 4.08%
Dividend yields	0%	0%
Volatility	47.9% - 49.0%	52.77% - 53.71%
Expected term (in years)	3.83	3.88 – 3.92

Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	5,679,775	$6.9	4.2	$817
Granted	280,000	$5.8
Exercised	(76,875)	$6.4
Forfeited and cancelled	(337,875)	$10.5

Outstanding as of June 30, 2024	5,545,025	$6.7	4.0	$-

Exercisable as of June 30, 2024	2,219,608	$7.0	3.1	$6

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Six months ended
	June 30,
	2024	2023

Cost of revenue of products	$136	$76
Cost of revenue of services	164	94
Research and development expenses, net	356	312
Selling and marketing expenses	305	163
General and administrative expenses	2,927	469

	$3,888	$1,114